Vessels and other equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2015	$352,433	3,267	$355,700
Additions	—	—	—
Historical cost December 31, 2016	352,433	3,267	355,700
Depreciation for the year	(9,687)	(800)	(10,487)
Accumulated depreciation December 31, 2016	(12,109)	(1,000)	(13,109)
Vessels, net December 31, 2016	340,324	2,267	342,591

Historical cost December 31, 2016	352,433	3,267	355,700
Additions (note 4)	354,025	3,400	357,425
Historical cost December 31, 2017	706,458	6,667	713,125
Depreciation for the year	(19,375)	(1,600)	(20,975)
Accumulated depreciation December 31, 2017	(31,484)	(2,600)	(34,084)
Vessels, net December 31, 2017	$674,974	4,067	$679,041